Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Joint Ventures (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 AUD ($)	Dec. 31, 2018 USD ($)
Disclosure of associates and joint ventures [Line Items]
Registered Capital	¥ 183,021	¥ 183,021	[1]
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 8,331
Principal Activities	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business
Associate, Interest Direct %	32.00%	32.00%
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 5,000
Principal Activities	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business
Associate, Interest Direct %	49.00%	49.00%
Dalian West Pacific Petrochemical Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital | $					$ 258
Principal Activities	Production and sale of petroleum and petrochemical products
Associate, Interest Direct %	28.44%	28.44%
Arrow Energy Holdings Pty Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Joint Venture, Country of Incorporation	Australia
Registered Capital | $				$ 2
Principal Activities	Exploration, development and sale of coal seam gas
Joint Venture, Interest Indirect %	50.00%	50.00%
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 1,000
Principal Activities	Oil import and export trade and transportation, sale and storage
Joint Venture, Interest Indirect %	50.00%	50.00%
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 5,000
Principal Activities	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting
Joint Venture, Interest Indirect %	50.00%	50.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).